Expense Example - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF - Fidelity Enhanced High Yield ETF
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456